Portfolio of Investments – as of September 30, 2025 (Unaudited)
Vaughan Nelson Small Cap Fund

Shares	Description	Value (†)
Common Stocks — 93.4% of Net Assets
	Aerospace & Defense — 4.3%
384,650	Hexcel Corp.	$24,117,555
115,740	Huntington Ingalls Industries, Inc.	33,322,703
		57,440,258
	Air Freight & Logistics — 0.8%
197,115	GXO Logistics, Inc.(a)	10,425,412
	Banks — 16.1%
986,495	Cadence Bank	37,033,022
536,636	Comerica, Inc.	36,770,299
279,307	Cullen/Frost Bankers, Inc.	35,407,748
461,204	Prosperity Bancshares, Inc.	30,600,886
430,988	Western Alliance Bancorp	37,375,279
643,830	Zions Bancorp NA	36,427,902
		213,615,136
	Beverages — 1.6%
180,595	Coca-Cola Consolidated, Inc.	21,158,510
	Building Products — 1.1%
57,765	CSW Industrials, Inc.	14,022,454
	Capital Markets — 2.5%
768,275	Artisan Partners Asset Management, Inc., Class A	33,343,135
	Chemicals — 4.1%
1,366,231	Element Solutions, Inc.	34,388,034
111,862	Hawkins, Inc.	20,439,425
		54,827,459
	Commercial Services & Supplies — 2.0%
113,530	Clean Harbors, Inc.(a)	26,363,937
	Communications Equipment — 1.9%
172,625	Ciena Corp.(a)	25,146,284
	Construction & Engineering — 1.9%
65,885	Valmont Industries, Inc.	25,545,591
	Construction Materials — 1.9%
110,710	Eagle Materials, Inc.	25,799,858
	Consumer Finance — 2.4%
198,752	FirstCash Holdings, Inc.	31,486,292
	Diversified Telecommunication Services — 0.5%
1,025,660	Lumen Technologies, Inc.(a)	6,277,039
	Electrical Equipment — 0.4%
76,435	NEXTracker, Inc., Class A(a)	5,655,426
	Electronic Equipment, Instruments & Components — 4.0%
299,155	Coherent Corp.(a)	32,224,977
180,720	Sanmina Corp.(a)	20,802,679
		53,027,656
	Energy Equipment & Services — 0.6%
258,675	Noble Corp. PLC	7,315,329
	Gas Utilities — 3.5%
471,510	Northwest Natural Holding Co.	21,184,944
310,915	Spire, Inc.	25,345,791
		46,530,735
	Health Care Providers & Services — 1.4%
95,165	Molina Healthcare, Inc.(a)	18,210,774
	Hotels, Restaurants & Leisure — 1.0%
211,753	Red Rock Resorts, Inc., Class A	12,929,638
	Household Durables — 2.6%
36,465	Installed Building Products, Inc.	8,994,457
173,780	Meritage Homes Corp.	12,586,885
194,295	Taylor Morrison Home Corp.(a)	12,825,413
		34,406,755
Shares	Description	Value (†)
	Industrial REITs — 1.5%
567,047	STAG Industrial, Inc.	$20,011,089
	Insurance — 4.3%
154,350	Hanover Insurance Group, Inc.	28,034,591
348,576	Selective Insurance Group, Inc.	28,259,056
		56,293,647
	Life Sciences Tools & Services — 1.7%
697,535	Bruker Corp.	22,662,912
	Machinery — 5.4%
154,410	JBT Marel Corp.	21,686,884
95,314	Lincoln Electric Holdings, Inc.	22,477,901
171,990	Mueller Industries, Inc.	17,389,909
35,730	Watts Water Technologies, Inc., Class A	9,978,674
		71,533,368
	Metals & Mining — 1.4%
318,915	Commercial Metals Co.	18,267,451
	Oil, Gas & Consumable Fuels — 5.6%
618,830	Antero Resources Corp.(a)	20,767,935
369,740	Matador Resources Co.	16,612,418
711,932	Murphy Oil Corp.	20,225,988
1,272,580	Permian Resources Corp.	16,289,024
		73,895,365
	Professional Services — 1.2%
240,390	TriNet Group, Inc.	16,079,687
	Real Estate Management & Development — 2.5%
2,105,275	Cushman & Wakefield PLC(a)	33,515,978
	Semiconductors & Semiconductor Equipment — 0.2%
20,455	Cirrus Logic, Inc.(a)	2,562,807
	Software — 1.3%
1,826,305	CCC Intelligent Solutions Holdings, Inc.(a)	16,637,639
	Specialty Retail — 4.8%
562,035	Bath & Body Works, Inc.	14,478,022
767,663	Valvoline, Inc.(a)	27,566,778
757,270	Warby Parker, Inc., Class A(a)	20,885,507
		62,930,307
	Textiles, Apparel & Luxury Goods — 2.4%
302,490	Gildan Activewear, Inc.	17,483,922
170,170	PVH Corp.	14,255,141
		31,739,063
	Trading Companies & Distributors — 6.5%
152,844	GATX Corp.	26,717,131
154,925	Herc Holdings, Inc.	18,073,551
396,115	Rush Enterprises, Inc., Class A	21,180,269
95,555	WESCO International, Inc.	20,209,882
		86,180,833
	Total Common Stocks (Identified Cost $1,049,932,852)	1,235,837,824

Exchange-Traded Funds — 5.0%
374,045	iShares Russell 2000 Value ETF (Identified Cost $61,540,287)	66,134,897

Principal Amount	Description	Value (†)
Short-Term Investments — 2.3%
$30,874,407
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 9/30/2025 at
2.650% to be repurchased at $30,876,680
on 10/01/2025  collateralized by $33,387,900
U.S. Treasury Note, 1.750% due 1/31/2029 valued
at $31,491,929 including accrued interest(b)
(Identified Cost $30,874,407)
		$30,874,407
	Total Investments — 100.7% (Identified Cost $1,142,347,546)	1,332,847,128
	Other assets less liabilities — (0.7)%	(8,986,103)
	Net Assets — 100.0%	$1,323,861,025

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,235,837,824	$ —	$ —	$1,235,837,824
Exchange-Traded Funds	66,134,897	—	—	66,134,897
Short-Term Investments	—	30,874,407	—	30,874,407
Total Investments	$1,301,972,721	$30,874,407	$—	$1,332,847,128

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.